Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

6.            Accounts receivable, net

(In thousands)	December 31, 2020	December 31, 2021
Accounts receivable	32,312	27,899
Less: Allowance for credit losses	(9,329)	(1,764)
Accounts receivable, net	22,983	26,135

6.            Accounts receivable, net (Continued)

The following table presents movement in the allowance for expected credit loss:

(In thousands)	December 31, 2019	December 31, 2020	December 31, 2021
Balance at beginning of the year	7,709	7,604	9,329
Additions	19	1,137	72
Reversals	—	—	(481)
Write-off	—	—	(7,375)
Exchange difference	(124)	588	219
Balance at end of the year	7,604	9,329	1,764

The top 10 customers accounted for about 65% and 86% of accounts receivable as of December 31, 2020 and 2021, respectively.